Share capital and Contributed Surplus (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of classes of share capital [abstract]
Disclosure of issued common shares [Table Text Block]
	September 30, 2023		September 30, 2022		September 30, 2021
	Number	Amount	Number	Amount	Number	Amount
Balance, beginning of year	773,225	$19,496,640	699,511	$17,215,068	589,518	$9,374,563
Issued for U.S. IPO and Canadian Offering	3,226,392	$13,675,120	-	$-	-	$-
Issued in private placement	1,542,194	$3,050,316	22,857	$272,000	10,714	$1,110,000
Issued for debt settlements	56,141	$233,485	143	$19,000	1,305	$63,866
Issued for conversion of share units	14,134	$529,504	8,349	$874,840	138	$12,498
Issued for exercise of warrants	3,571	$60,000	19,000	$277,098	10,380	$815,307
Issued for exercise of stock options	1,125	$5,836	-	$-	18,195	$1,292,015
Issued for bonus shares relating to borrowings (Note 10)	-	$-	18,525	$411,692	-	$-
Issued for acquisition (Note 4(a))	-	$-	3,965	$377,503	-	$-
Issued for conversion of contingent shares (Note 4(a))	-	$-	875	$83,319	-	$-
Issued in brokered private placement	-	$-	-	$-	51,087	$3,611,818
Issued for asset acquisition (Note 4(b))	-	$-	-	$-	14,286	$1,290,000
Issued for exercise of broker compensation options	-	$-	-	$-	2,459	$347,680
Issued for amended license (Note 27)	-	$-	-	$-	1,429	$137,000
Less: share offering costs for the year	-	$(3,671,791)	-	$(33,880)	-	$(839,679)
Balance, end of year	5,616,782	$33,379,110	773,225	$19,496,640	699,511	$17,215,068

Disclosure of warrant activity [Table Text Block]
	September 30, 2023		September 30, 2022		September 30, 2021
		Weighted		Weighted		Weighted
	Number of	average	Number of	average	Number of	average
	warrants	exercise price	warrants	exercise price	warrants	exercise price
Outstanding, beginning of year	13,417,156	$0.78	13,901,640	$0.74	9,585,050	$0.24
Issued	6,587,862	$5.29	1,000,000	$0.57	5,043,165	$1.73
Exercised	(250,000)	$0.50	(1,330,000)	$0.26	(726,575)	$1.05
Expired	(4,247,156)	$1.86	(154,484)	$0.56	-	$-
Outstanding, end of year	15,507,862	$2.49	13,417,156	$0.78	13,901,640	$0.74
Exercisable, end of year	15,382,862	$2.50	12,792,156	$0.82	12,901,640	$0.75

Disclosure of additional information on outstanding warrants [Table Text Block]
	Number	Conversion ratio
	outstanding	to Common Shares	Book value	Expiry Date
Classified as Equity

Founders' warrants:
Exercise price of $0.20	5,520,000	70 for 1	$1,013	January 1, 2024
Exercise price of $0.20	1,900,000	70 for 1	$18,865	June 14, 2024

LEC's warrants:
Exercise price of $0.70	500,000	70 for 1	$425,000	April 29, 2026

Acquisition of Police Ordnance (Note 4):
Exercise price of $1.72	200,000	70 for 1	$132,000	December 15, 2024

July 2022 equity financing:
Exercise price of $0.285	800,000	70 for 1	$72,000	July 14, 2024

December 2022 U.S. Underwriter Warrants
Exercise price of US$5.1625	134,950	1 for 1	$189,592	December 6, 2024

July 2023 U.S. Underwriter Warrants
Exercise price of US$2.66	123,637	1 for 1	$204,187	December 6, 2024

Classified as liability	9,178,587		$1,042,657

December 2022 public offerings:
Exercise price of US$5.00	3,226,392	1 for 1	$1,042,538	December 9, 2027

December 2022 Pre-Funded Warrants
Exercise price of US$0.01	199,000	1 for 1	$414,334	No expiry

December 2022 Option Warrants
Exercise price of US$5.1625	375,000	1 for 1	$121,173	December 9, 2024

December 2022 debt settlement
Exercise price of US$5.00	56,141	1 for 1	$18,141	December 9, 2027

July 2023 public offerings:
Exercise price of US$2.66	1,542,194	1 for 1	$798,573	July 21, 2028

July 2023 Pre-Funded Warrants
Exercise price of US$0.001	930,548	1 for 1	$1,940,914	No expiry
	6,329,275		4,335,673
Total outstanding warrants	15,507,862		$5,378,330

Disclosure of weighted-average assumptions of warrants granted [Table Text Block]
	2023	2022
	Warrants	Warrants
Exercise Price (in USD)	$2.66	$5.00
Stock price (in USD)	$2.08	$4.13
Volatility	67%	75%
Dividend Yield	Nil	Nil
Risk-free interest rate	4.44%	4.20%
Expected life	2.5	2.5

Weighted average fair value per warrant	$0.99	$1.43
	Acquisition of	July 2022
	POC	Warrants
Exercise Price	$1.72	$0.285
1/70 of stock price	$1.36	$0.215
Volatility	84.7%	90.5%
Dividend Yield	Nil	Nil
Risk-free interest rate	1.04%	3.12%
Expected life	3	2

Weighted average fair value per warrant	$0.66	$0.09
	Barrier Option Model		Black-Scholes Option Model
			September
		September	2021
	April 2021	2021	broker	LEC
	warrants	warrants	warrants	warrants
Exercise Price	$1.75	$2.35	$2.00	$0.70
1/70 of stock price	$1.01	$2.14	$2.14	$0.40
Volatility	80%	80%	80%	0%
Dividend Yield	Nil	Nil	Nil	Nil
Risk-free interest rate	0.31%	0.26%	0.26%	69.00%
Barrier (accelerator on life of warrants)	$3.00	$4.60	N/A	N/A
Rebate	$1.25	$2.00	N/A	N/A
Expected life	2	1	1	0.85

Weighted average fair value per warrant	$0.24	$0.52	$0.72	$0.85

Disclosure of Canadian Compensation Options [Table Text Block]
Initial
Recognition
Number of securities	50,848
Exercise price - compensation option (in USD)	$4.13
1-Year CAD/USD Forward Exchange Rate	$1.3560
Exercise price - compensation warrant (in USD)	$5.00
2-Year CAD/USD Forward Exchange Rate	$1.3483
Share price (in CAD)	$4.20
Expected life - compensation option	1.00
Expected life - compensation warrant	2.50
Dividend	$-
Volatility - compensation option	90%
Volatility - compensation warrant	75%
Risk free rate - compensation option	4.38%
Risk free rate - compensation warrant	3.15%

Fair value per compensation option (CAD)	$2.46

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted
	Number	average
	of options	exercise price

Outstanding at September 30, 2020	28,838	$45.50
Granted	52,988	$104.30
Exercised	(18,194)	$50.40
Cancelled	(4,096)	$48.30
Outstanding at September 30, 2021	59,536	$95.90
Granted	9,500	$69.59
Cancelled	(11,928)	$131.76
Outstanding at September 30, 2022	57,108	$83.87
Granted	340,000	$2.59
Exercised	(1,125)	$3.60
Cancelled	(6,076)	$70.65
Outstanding at September 30, 2023	389,907	$2.80
Options exercisable at September 30, 2023	49,496	$4.21

Disclosure of weighted-average assumptions of stock options granted [Table Text Block]
	2023	2022	2021
Stock price	$2.55 to $4.00	$14.70 to $126.70	$49.00 to $159.60
Exercise price	$2.55 to $4.00	$14.70 to $126.70	$49.00 to $159.60
Volatility	96.37%	90.48%	76.46%
Dividend yield	Nil	Nil	Nil
Risk-free interest rate	4.65%	2.04%	0.35%
Expected life (years)	2.93	2.91	2.26

Weighted-average fair value per option	$1.42	$38.21	$50.40

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
		Weighted
		average	Weighted		Remaining	Weighted
		remaining	average		exercisable	average
Exercise	Number	contractual	outstanding		contractual	exercisable
price	outstanding	life	strike price	Exercisable	life	strike price
$2.55	330,000	2.88	2.55	-	-	-
$3.60	49,550	2.55	3.60	49,139	2.54	3.60
$4.06	10,000	4.62	4.06	-	-	-
$87.50	357	2.76	87.50	357	2.76	87.50
	389,907	2.88	2.80	49,496	2.54	4.21

Disclosure of share based compensation expense by function [Table Text Block]
	RSUs	PSUs	SARs	Total
Outstanding at September 30, 2020	-	-	-	-
Granted	16,412	2,857	2,143	21,412
Vested and converted	(139)	-	-	(139)
Outstanding at September 30, 2021	16,273	2,857	2,143	21,273
Granted	10,726	17,942	514	29,182
Vested and converted to common shares	(5,681)	(2,666)	-	(8,347)
Vested and repurchased for withholding taxes	(144)	(249)	-	(393)
Expired / cancelled	-	(17,714)	-	(17,714)
Outstanding at September 30, 2022	21,174	170	2,657	24,001
Granted	-	-	-	-
Vested and converted to common shares	(20,103)	(170)	-	(20,273)
Vested and repurchased for withholding taxes	-	-	-	-
Expired / cancelled	-	-	-	-
Outstanding at September 30, 2023	1,071	-	2,657	3,728

Disclosure of changes in share units [Table Text Block]
	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021
General and administrative	$246,436	$1,104,858	$1,425,111
Selling and marketing	53,800	552,627	754,167
Research and development, net	73,318	302,587	282,929
Total share-based compensation	$373,554	$1,960,072	$2,462,207